Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of equity [line items]
Balance sheet value	€ 1,509	€ 1,500
Revaluation reserve equity securities
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	34
Financial assets	(1,152)	(1,187)
Revaluation reserve equity securities | Bank Of Beijing
Disclosure of fair value measurement of equity [line items]
Increase (decrease) in financial assets	(24)
Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Balance sheet value	1,885	1,887
Increase (decrease) in financial assets	(2)
Revaluation reserves: financial assets	1,152	1,187
Positive re-measurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,158	1,190
Negative re-measurement | Equity securities at FVOCI
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (6)	€ (4)